Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2015
Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net [Abstract]
Vessels:
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	$2,873,951	$(732,334)	$2,141,617
Vessel transfer to held for sale	(530,640)	-	(530,640
Impairment loss	(274,205)	133,637	(140,568
Depreciation	-	(54,184)	(54,184)
Balance, June 30, 2015	$2,069,106	$(652,881)	$1,416,225

Drilling rigs, drillships, machinery and equipment:
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	$7,393,173	$(1,133,426)	$6,259,747
Additions	806,353	-	806,353
Depreciation	-	(154,481)	(154,481)
Deconsolidation of Ocean Rig	(8,199,526)	1,287,907	(6,911,619)
Balance June 30, 2015	$-	$-	$-